Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party components, as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30, 2024 (unaudited)
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Forward Purchase Agreement Derivative Asset included in other noncurrent assets	—	—	11	11
Total assets, at fair value	$218	$—	$11	$229
Liabilities:
Public Warrants	$151	$—	$—	$151
Private warrants	—	25	—	25
Total warrant liabilities, at fair value	$151	$25	$—	$176

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Forward Purchase Agreement Derivative Asset included in other noncurrent assets	—	—	230	230
Total assets, at fair value	$218	$—	$230	$448
Liabilities:
Public Warrants	$575	$—	$—	$575
Private warrants	—	96	—	96
Total warrant liabilities, at fair value	$575	$96	$—	$671

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party components, as of December 31, 2023 and December 31, 2022 (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Forward Purchase Agreement Derivative Asset	—	—	230	230
Total assets, at fair value	$218	$—	$230	$448
Liabilities:
Public Warrants	$575	$—	$—	$575
Private Placement Warrants	96	—	—	96
Total warrant liabilities, at fair value	$671	$—	$—	$671

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Restricted cash held in a money market account	$218	$—	$—	$218
Liabilities:
Contingently convertible notes payable, including accrued interest(1)	$—	$—	$1,152	$1,152
SAFEs	—	—	29,190	29,190
Total liabilities, at fair value	$—	$—	$30,342	$30,342

(1)	Elected the fair value option of accounting as discussed in Note 2.

Schedule of Changes in Fair Value of Level 3 Valued Instruments

The following table presents the changes in fair value of valued instruments for the three and nine months ended September 30, 2024 (in thousands):

	Three Months Ended September 30, 2024
	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private warrants, at fair value
Balance at July 1, 2024	$(20)	$484	$81
Change in fair value	9	(333)	(56)
Balance at September 30, 2024	$(11)	$151	$25

	Nine Months Ended September 30, 2024
	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private warrants, at fair value
Balance at January 1, 2024	$(230)	$575	$96
Change in fair value	219	(424)	(71)
Balance at September 30, 2024	$(11)	$151	$25

The following table presents the changes in fair value of valued instruments for the three and nine months ended September 30, 2023 (in thousands):

	Three Months Ended September 30, 2023
	Contingently convertible notes payable, including accrued interest, at fair value	SAFEs, at fair value	Series B convertible preferred stock, at fair value(1)	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private Placement Warrants, at fair value
Balance at July 1, 2023	$1,629	$34,517	7,632	—	—	—
Proceeds from issuance	—	—	19,347	—	—	—
Recognition of Forward Purchase Agreement Derivative Asset	—	—	—	(4,520)	—	—
Warrants liability assumed at the close of the FLAG Merger as of September 12, 2023	—	—	—	—	2,990	497
Change in fair value	397	(5,654)	(2,754)	3,230	(460)	(76)
Conversion into Common Stock	(2,026)	(28,863)	(24,225)	—	—	—
Balance at September 30, 2023	$—	$—	—	(1,290)	2,530	421

	Nine Months Ended September 30, 2023
	Contingently convertible notes payable, including accrued interest, at fair value	SAFEs, at fair value	Series B convertible preferred stock, at fair value(1)	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private Placement Warrants, at fair value
Balance at January 1, 2023	$1,152	$29,190	—	—	—	—
Proceeds from issuance	—	2,760	24,497	—	—	—
Recognition of Forward Purchase Agreement Derivative Asset	—	—	—	(4,520)	—	—
Warrants liability assumed at the close of the FLAG Merger as of September 12, 2023	—	—	—	—	2,990	497
Issuance of SAFE in lieu of cash for advisory services	—	166	—	—	—	—
Loss at inception	—	—	2,412	—	—	—
Change in fair value	874	(3,253)	(2,684)	3,230	(460)	(76)
Conversion into Common Stock	(2,026)	(28,863)	(24,225)	—	—	—
Balance at September 30, 2023	$—	$—	—	(1,290)	2,530	421

(1)	The loss at inception and the change in fair value of approximately $2.7 million from the issuance date to September 30, 2023, was recorded in Calidi’s unaudited condensed consolidated statements of operations within the change in fair value of debt and other liabilities - related party.

The following table presents the changes in fair value of valued instruments for the year ended December 31, 2023 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	SAFEs	Series B convertible preferred stock, at fair value	Forward Purchase Agreement Derivative Asset, at fair value	Public Warrants, at fair value	Private Placement Warrants, at fair value
Balance at January 1, 2023	$1,152	$29,190	$—	$—	$—	$—
Proceeds from issuance	—	2,760	24,497	—	—	—
Recognition of Forward Purchase Agreement Derivative Asset	—	—	—	(4,520)	—	—
Warrants Liability assumed at the close of the FLAG Merger as of September 12, 2023	—	—	—	—	2,990	497
Issuance of SAFE in lieu of cash for advisory services	—	166	—	—	—	—
Loss at inception	—	—	2,412	—	—	—
Change in fair value	874	(3,253)	(2,684)	4,290	(2,415)	(401)
Conversion into Common Stock	(2,026)	(28,863)	(24,225)	—	—	—
Balance at December 31, 2023	$—	$—	$—	$(230)	$575	$96

As of January 1, 2023, because the Scenario 2 probability of the contingently convertible notes payable was at 100%, as defined above, the corresponding contingently issuable warrants, accordingly, had no fair value as of that date since under that scenario those warrants would not be issuable.

The following table presents the changes in fair value of valued instruments for the year ended December 31, 2022 (in thousands):

	Contingently convertible notes payable, including accrued interest, at fair value	Term notes payable, including accrued interest, at fair value	SAFEs
Balance at January 1, 2022	$1,572	$505	$15,811
Proceeds from issuance	—	—	10,650
Issuance of SAFE in lieu of cash for advisory services	—	—	195
Extinguishment of term notes payable	—	(516)	—
Change in fair value	(420)	11	2,534
Balance at December 31, 2022	$1,152	$—	$29,190

Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement

The following table summarizes the significant unobservable inputs used in the fair value measurement of level 3 instruments as of December 31, 2023 and December 31, 2022:

December 31, 2023
Instrument	Valuation Technique	Input	Input Range
Forward Purchase Agreement Derivative Asset	Monte Carlo Simulation	Risk-free interest rate	4.09%
		Expected Term (years)	2.66 years
		Expected volatility	85.0%
		Underlying stock price	15.10
		Dividend yield	0.0%

December 31, 2022
Instrument	Valuation Technique	Input	Input Range
Contingently convertible notes payable, including accrued interest	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.5 years
		Probability - Scenario 1	0.0%
		Risk-free interest rate - Scenario 1	13.4%
		Probability - Scenario 2	100.0%
		Risk-adjusted discount rate - Scenario 2	13.4%

Contingently issuable warrants on contingently convertible notes payable – Scenario 1	Black-Scholes option pricing model	Expected term	2.0 years
		Expected volatility on preferred stock	40.0%
		Expected dividend yield	0.0%
		Risk-free interest rate	3.2%

SAFEs	Scenario-based, probability-weighted average analysis	Timing of the scenarios	0.4 - 3 years
		Probability — SAFE Scenario 1	20.0%
		Probability — SAFE Scenario 2	70.0%
		Probability — SAFE Scenario 3	10.0%
		Risk-adjusted discount rate — SAFE Scenarios 1 through 3	13.4%, 13.4%, and 13.1%, respectively